Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Earnings Per Share
All figures in £ millions	Notes	2018	2017	2016
Earnings/(loss) for the year from continuing operations		590	408	(2,335)
Non-controlling interest		(2)	(2)	(2)

Earnings/(loss) attributable to equity holders of the company		588	406	(2,337)

Weighted average number of shares (millions)		778.1	813.4	814.8
Effect of dilutive share options (millions)		0.6	0.3	—
Weighted average number of shares (millions) for diluted earnings		778.7	813.7	814.8

Earnings/(loss) per share
Basic		75.6p	49.9p	(286.8)p
Diluted		75.5p	49.9p	(286.8)p